Subsequent Events - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture				50.00%
Restricted cash		$ 833,000	$ 833,000	$ 833,000
Drawn borrowing facilities			10,000,000
Loans to Joint Venture		25,239,000	25,239,000	$ 11,479,000
Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawn borrowing facilities		205,000,000
Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loans to Joint Venture		$ 25,239,000	$ 25,239,000
Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture	62.50%
Proceeds from Repayments	$ 17,100,000
Restricted cash	833,000
Additional borrowings obtained from drawdown of line of credit facility	5,000,000
Events After Reporting Period | Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Drawn borrowing facilities	$ 205,000,000
Events After Reporting Period | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in joint venture	62.50%
Repayments of outstanding indebtness	$ 25,000,000
Loans to Joint Venture	$ 9,000,000
Ganfeng | Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest held by non-controlling interest	37.50%
Ganfeng | Events After Reporting Period | Unsecured, Limited Recourse, Subordinated Loan Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing facility	$ 100,000,000